Note 6 - Income Taxes - Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss before income taxes	$ 40,333	$ 57,474	$ 96,388
CAYMAN ISLANDS
Net loss before income taxes	3,843	3,305	2,045
UNITED STATES
Net loss before income taxes	17,251	23,347	80,008
CHINA
Net loss before income taxes	5,586	6,742	11,341
VIRGIN ISLANDS, BRITISH
Net loss before income taxes	13,568	22,979	2,498
AUSTRALIA
Net loss before income taxes	$ 85	$ 1,101	$ 496